General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

SaverOne 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”) in development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle (the “Saverone System”). Our principal executive offices are located at Em Hamoshavot Rd. 94, Petah Tikvah, 4970602 Israel.

B.	The Company’s business position and going concern uncertainty

The Company is currently in the early commercialization stage and has not yet generated significant revenues from its sales and operations. From the Inception Date and through December 31, 2024, the Company reported significant losses and negative cash flows from operating activity. As of December 31, 2024, the Company has an accumulated deficit of NIS 170,548 and it had a comprehensive loss of NIS 34,938 for the year ended December 31, 2024. The balance of cash and cash equivalents as of December 31, 2024 amounted to NIS 13,298 together with other available resources may not be sufficient for the company to realize its business plans for the 12-months period subsequent to the reporting period.

The Company plans to finance its operations through the sales of equity and/or debts, including raising equity by an additional public offering through shelf registration on the Nasdaq Capital Market (the “Nasdaq”) and also through increasing its revenues from sales of the Saverone Systems and, if applicable, a reduction in operating expenses.

However, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to meet its current obligations and to achieve its business targets. Those conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In June 2022, the Company completed an underwritten initial public offering in the United States (the “U.S. IPO”) on the Nasdaq under in which the Company issued and sold (i) 2,941,918 units consisting of American Depositary Shares (“ADS”), and warrants to purchase ADS at an offering price of $4.13 per Unit and (ii) 208,282 pre-funded units (a “Pre-Funded Unit”), at an offering price of $4.129 per pre-funded unit. The Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before offering expenses. The ADSs and Warrants are traded on the Nasdaq under the symbols “SVRE” and “SVREW”, respectively. See Note 13C1 below for further information.

As a result of the significant decrease in the ADS price during 2024, which was reflected  also in a severe increase in the number of shares during the year due to numerous ADS sales under the SEPA and the New SEPA during the year, on October 28, 2024, the Company effected the change in the ADS ratio from one (1) ADS representing five (5) Ordinary Shares, to one (1) ADS representing ninety (90) Ordinary Shares. Subsequent to the statement of financial position date, on February 21, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing ninety (90) Ordinary Shares, to one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares. This change in the ADS has the effect of a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every thirteen and one third (13.33) old ADSs (the “Reverse Stock Split”) held by the Company’s holders. All per ADS amounts were adjusted to reflect the Reverse Stock Split.

On December 11, 2022, the Company entered into a definitive securities purchase agreement (the “PIPE Agreement”) with an accredited investor (the “PIPE Purchaser”), under which the Company issued 4,045,305 ordinary shares represented by 3,372 ADSs for total net proceeds of approximately $1.5 million (approximately NIS 5,141) (the “PIPE”). See Note 13C2 below for further information.

On June 5, 2023 (the “YA Effective Date”), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., Cayman Islands-based hedge fund (“Yorkville” or “YA”), under which the Company has the right to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, at a price equal to 95% of the lowest of the 3 daily VWAPs, subject to certain limitations,. Upon execution of the SEPA, Yorkville advanced the Company, an amount of $2,000 thousand out of the Commitment Amount in form of promissory note (the “First Promissory Note”) which accrues interest at an annual rate of 8%, with a 3% original issue discount and maturity at the 12-month anniversary of the date of issuance based on 12 equal monthly payments schedule settled either in cash or by issuance of Advance Shares. See Note 13C3 below.

During the period commencing on the YA Effective Date through the December 31, 2023, the Company sold 33,034,240 Shares to Yorkville for a total purchase price of $3,394 thousand (approximately NIS 12,572 thousand) out of the Commitment Amount under SEPA (including as partial repayment of the first Promissory Note). See Note 13C3 below.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, advanced the Company additional $1,000 thousand (approx. NIS 3,708 before issuance costs) of the Commitment Amount in the form of a promissory (the “Second Promissory Note”) with substantially the same terms as the First Promissory Note and that will be repaid in 5 equal monthly installments beginning on the 150th day following the date of the Second Promissory Note’s issuance. The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash. See Note 13C3 below.

On December 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue to Yorkville through a registered direct offering (the “Registered Direct Offering”) 8,333,335 ordinary shares represented by 6,945 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685) See Note 13C4 below.

On March 25, 2024, the Company entered into second amendment to the SEPA, which is unconditional committed arrangement to raise additional capital, under which the Commitment Amount was increased to $15,000 thousand. On May 8, 2024 the parties agreed that the Maturity Date in respect of the Second Promissory Note shall be extended to July 8, 2024.

On June 25, 2024, the Company entered into a securities purchase agreement pursuant to which the Company agreed to sell and issue to two institutional investors through a registered direct offering 12,555,555 ordinary shares (represented by 10,466 ADSs) for total gross proceeds of $1,130 thousand (approximately NIS 4,222). See Note 13C4 below.

On July 16, 2024 the Company entered into a new Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville, under which the Company has the right to sell to Yorkville from time to time up to $15,000 thousand (the “Commitment Amount”) of the Company’s ADS, during a limited period of 36-months following the execution of the New SEPA. Under the New SEPA, Yorkville shall advance to the Company a principal amount of $3,000 thousand (the “Pre-Paid Advance”), which shall be evidenced by convertible promissory notes (the “Third Promissory Note”), which are convertible subject to Yorkville decision into Company’s ADSs. From the $3,000 thousand Pre-Paid Advance (approx. NIS 10,763) approx. $1,049 thousand (approx. NIS 3,860) was used to early repay the remaining amount of the Second Promissory Note and accordingly the net cash received amounted to $1,846 thousand (approx. NIS 6,903). Upon the effectiveness of the New SEPA, the previous SEPA was terminated. For further information see Note 13C5.

On November 11, 2024, the Company issued to Yorkville, an unsecured non-convertible promissory note (the “Fourth Promissory Note”) in an amount of $1,000 thousand (the “Principal Amount” approx. NIS 3,629). The fourth Promissory Note will mature on November 11, 2025, bears an interest at a rate of 8%, and was issued with a 3% original issue discount. The fourth Promissory Note, will be repaid in 10 equal monthly installments beginning on the 90th day from the date of the issuance.

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by 162,899 ADSs) together with unregistered warrants to purchase ADSs up to an aggregate of 390,857,940 ordinary shares (exercisable up to 325,797 ADSs, with an exercise price of $10.66 per ADS) for gross amount of $1,520 thousand (approximately NIS 5,448 thousand). In addition, the Company issued to the Placement Agent warrants to purchase up to an aggregate of 13,680,000 ordinary shares (exercisable up to 11,403 ADS’s, with an exercise price of $11.67 per ADS).

C.	The impact of Iron Sword War

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”), which is an exceptional event with security and economic implications, the scope and outcome of which cannot be predicted. Following the War, the State of Israel is taking significant steps to maintain the security of Israeli residents, which has had a significant impact on economic and business activity in the country.

The management regularly monitors developments and acts in accordance with the guidelines of the various authorities. Since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, as of the financial statements’ approval date, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results, if any.